10-Q Failed sale and leaseback arrangements - Property and financial obligations, sale leaseback arrangements (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Sale and lease back transaction book value, net	$ 121,530	$ 124,708	$ 143,923
Accumulated depreciation	79,300	76,100	59,100
Financial obligations:
Financial obligations - current	10,421	7,238	7,208
Financial obligations - net of current	197,743	202,901	201,687
Total financial obligations	$ 208,164	$ 210,139	$ 208,895